Earnings per share (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Reconciliation of the Numerator and Denominator Used in the Basic and Diluted EPS Computations

For the three months ended June 30, 2012	Income (numerator)	Shares (denominator)	Per share amount
Net loss	$(6,749)
Less:
Series A preferred share dividends	(8,371)
Series C preferred share dividends	(8,569)

Basic and diluted EPS(1):
Income from continuing operations attributable to common shareholders	$(23,689)	62,608,000	$(0.38)

For the three months ended June 30, 2012	Income (numerator)	Shares (denominator)	Per share amount
Net loss	$(34,862)
Less:
Series A preferred share dividends	(7,435)
Series B preferred share dividends	(605)
Series C preferred share dividends	(7,134)

Basic and diluted EPS (1):
Loss from continuing operations attributable to common shareholders	$(50,036)	69,019,000	$(0.72)

(1)	The convertible Series A preferred shares, contingent consideration, shares held in escrow and share-based compensation are not included in the computation of diluted EPS if their effects are anti-dilutive for the period.

For the six months ended June 30, 2012	Income (numerator)	Shares (denominator)	Per share amount
Net earnings	$44,509
Less:
Series A preferred share dividends	(16,499)
Series C preferred share dividends	(17,102)

Basic EPS:
Income from continuing operations attributable to common shareholders	$10,908	63,153,000	$0.17

Effect of dilutive securities:
Contingent consideration (note 3)	—	605,000
Shares held in escrow (note 3)	—	504,000
Share-based compensation	—	204,000
Diluted EPS:
Income attributable to common shareholders plus assumed conversion	$10,908	64,466,000	$0.17

For the six months ended June 30, 2011	Income (numerator)	Shares (denominator)	Per share amount
Net earnings	$15,690
Less:
Series A preferred share dividends	(14,577)
Series B preferred share dividends	(1,196)
Series C preferred share dividends	(11,548)

Basic and diluted EPS (1):
Loss from continuing operations attributable to common shareholders	$(11,631)	68,937,000	$(0.17)

(1)	The convertible Series A preferred shares, contingent consideration, shares held in escrow and share-based compensation are not included in the computation of diluted EPS if their effects are anti-dilutive for the period.